Investment in an Associate (Details) - Schedule of quoted market price - Greifenberg Digital Limited [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Investment in an Associate (Details) - Schedule of quoted market price [Line Items]
Country of Incorporation	Canada
Principal Activities	Investment holding
Paid Up Capital	$ 2,087,000
Percentage Owned	23.96%